Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	June 30,	December 31,
	2024	2023
Accounts receivable, gross	$6,511,090	$6,066,309
Less: allowance for current expected credit loss	(100,041)	(52,773)
Accounts receivable, net	$6,411,049	$6,013,536

Schedule of Current Expected Credit Losses
Age of accounts receivable	Current	31-60 days	61-90 days	91-120 days	121-180 days	181-270 days	271-360 days	Over 360 days
Historical loss rate	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%	0.000%
Adjustment	0.439%	0.878%	1.350%	1.703%	2.555%	3.645%	4.860%	4.860%
CECL rate	0.439%	0.878%	1.350%	1.703%	2.555%	3.645%	4.860%	4.860%